Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Notes Payable
9. Notes Payable
Convertible Notes Payable
iHeart Media Note Payable
In April 2018, the Company entered into an advertising agreement with a media company whereby the media company will provide advertising services to the Company and the Company will pay for these services through a combination of convertible notes and cash. Interest is accrued monthly on the notes at a rate of 1.5% per annum and increases to 8.0% in the event of default until the maturity date of five years from issuance date of the notes. The notes are convertible in the event of the Company receiving proceeds of $50.0 million or more in a sale of equity securities (a Qualified Financing) subsequent to April 1, 2019, upon the consummation of a qualified public offering of securities, or if the Company elects to convert the notes into shares issued in the next round of financing that did not constitute a Qualified Financing.
In the event that there was a next round of financing that did not constitute a Qualified Financing, the notes will automatically convert into those shares at maturity. The number of shares to be issued in the event of conversion is determined based on the price per share of the respective event based on the fixed amount of the note. In the event there is no subsequent round of financing, the notes would become due and payable.
In April 2018, the Company issued two convertible notes for a total amount of $1.5 million under the agreement noted above. These notes were considered to be the Initial Promotion Commitment Tranche of the Minimum Commitment Tranche of $3.5 million. At the same time, the Company made a cash payment of $0.6 million. The entire Minimum Commitment Tranche and cash payment was initially recorded as a prepaid balance for advertising services included within prepaid expenses and other current assets. As advertising services are provided by the media company, they are recorded against the prepaid balance. At the issuance of the convertible note, a debt discount of $49.0 thousand was recorded and will be amortized over the contractual life of the convertible note. During 2020 the debt discount was fully amortized and an expense of $33.0 thousand was recognized.
Within 18 months from the effective date, the Company is obligated to issue another $2.0 million in convertible notes and $0.5 million cash payment covering advertising services, the Additional Promotion Commitment Tranche. The Additional Promotion Commitment Tranche combined with the Initial Promotion Commitment Tranche comprise the total Minimum Commitment Tranche of $3.5 million. These notes will be issued with the same terms as the previously issued convertible notes. As there was a legal obligation to issue the convertible notes and cash payment related to the Additional Promotion Commitment Tranche, a convertible note payable and a corresponding prepaid balance for advertising services were recorded on issuance of the Initial Promotion Commitment Tranche.
Additionally, the Company is entitled to, but not obligated to, issue Notes totaling to $11.5 million in principal (Maximum Additional Promotion Commitment Amount) followed by an additional amount of at least 22.5% of that value in cash.
In June 2019, the Company issued another convertible note for a total amount of $1.5 million, in connection with the Minimum Commitment Tranche followed by an additional $0.5 million in cash. In July 2019, the Company issued an additional convertible note for a total amount of $0.4 million, in connection with the Minimum Commitment Tranche. As of March 31, 2024 and December 31, 2023, the Company had a remaining contractual debt balance of $99.0 thousand, related to the Minimum Commitment Tranche. As of March 31, 2024, the Company has used $3.3 million in advertising services.
In December 2019, in accordance with the original terms, convertible notes amounting to $1.1 million and the applicable $16.0 thousand of interest were converted into 112,718 shares of Company’s Series D Preferred Stock.
October 2020, in accordance with the original terms, convertible notes amounting to $2.0 million and the applicable $54.0 thousand of interest were converted into 528,195 shares of Company’s Series E Preferred Stock.
In connection with the 2022 Business Combination on December 8, 2022, in accordance with the original terms, convertible notes amounting to $0.4 million and the applicable $12.0 thousand of interest were first converted into 100,951 shares of Legacy Getaround’s Series E Preferred Stock, which in turn were exchanged for 32,329 shares of the Company’s common stock.
For the three months ended March 31, 2024 and 2023, $1.0 thousand of interest expense was recognized during both periods.
Mudrick Convertible Notes
In connection with the 2022 Business Combination in December 2022, pursuant to the convertible note subscription agreement, dated May 11, 2022, as amended December 8, 2022, by and among InterPrivate II and Mudrick Capital Management L.P. on behalf of certain funds, investors, entities or accounts that are managed, sponsored or advised by Mudrick Capital Management L.P. or its affiliates (“noteholders”), the Company issued

$175 million of senior secured convertible notes (“Mudrick Convertible
Notes
”). The Convertible Notes accrue interest payable semi-annually in arrears on December 15 and June 15 of each year, beginning on June 15, 2023, at a rate of 8.00% per annum (if paid in cash) or 9.50% per annum (if paid in-kind).
Upon the occurrence, and during the continuation, of an event of default, an additional 2.00% will be added to the stated interest rate. The Mudrick Convertible Notes will mature on
December 8, 2027
, unless earlier converted, redeemed or repurchased.
The Mudrick Convertible Notes are convertible at the option of the noteholders at any time until the close of business on the second scheduled trading day immediately before the maturity date. Conversions of the Mudrick Convertible Notes will be settled in shares of common stock.
The initial conversion rate of the Mudrick Convertible Notes is 86.96 shares of Getaround common stock per $1,000 principal amount of Mudrick Convertible Notes, which is equivalent to an initial conversion price of approximately $11.50 per share. The initial conversion price is subject to a downward adjustment to 115% of the average daily volume-weighted average trading price (“VWAP”) of Getaround common stock for the 90 trading days after the closing date, subject to a minimum conversion price of $9.21 per share. The conversion price is subject to further adjustments including adjustments in connection with certain issuances or deemed issuances of common stock at a price less than the then-effective conversion price, at any time prior to the close of business on the second scheduled trading day immediately before the maturity date of the Mudrick Convertible Notes.
The Mudrick Convertible Notes are redeemable at any time by the Company, in whole but not in part, for cash, at par plus accrued and unpaid interest to, but excluding, the redemption date, plus certain make-whole premiums.
In connection with the execution of the note subscription agreement, the Company agreed to issue warrants, that were subject to adjustment whereby the minimum and maximum number of warrants was 1,750,000 and 7,000,000, and have an exercise price of $11.50. As such, on May 4, 2023, the Company issued 7,000,000 warrants that are in substantially the same form as the Company’s public warrants.
Additionally, 266,156 shares of common stock were issued to Mudrick entities as Equitable Adjustment Shares pursuant to the convertible note subscription agreement. In exchange for the issuance of the Mudrick Convertible Notes and commitment to issue warrants, the Company agreed to pay a backstop fee of $5.2 million through a reduction of proceeds. The proceeds from the issuance of the Mudrick Convertible Notes and warrant commitment liability were $169.8 million.
Upon the occurrence of a fundamental change (such as a person or group obtaining a controlling interest in the Company, sale of substantially all of the Company’s asset, liquidation of the Company, or ceasing to be listed on The New York Stock Exchange, The NASDAQ Capital Market, The NASDAQ Global Market or The NASDAQ Global Select Market), subject to certain conditions and limited exceptions, holders may require the Company to repurchase for cash all or any portion of the Mudrick Convertible Notes in principal amounts of $1,000 or an integral multiple thereof, at a fundamental change repurchase price equal to the principal amount of the Mudrick Convertible Notes to be repurchased plus certain make-whole premiums, plus accrued and unpaid interest to, but excluding, the repurchase date.
On June 23, 2023 and July 7, 2023, and again on October 11, 2023 the Company received written notices from U.S. Bank Trust Company, National Association, in its capacity as trustee under the indenture governing the Mudrick Convertible Notes, for its failure to comply with the covenant of timely filing the Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 and its Quarterly Report on Form
10-Q
for the quarterly periods ended March 31, 2023. As of December 31, 2023, all events of default have been remediated.

Event of default for Mudrick Convertible Note
On August 23, 2023, September 6, 2023, and December 6, 2023, in lieu of acceleration of the repayment obligation as a result of an event of default for not timely filing the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2022, and its Quarterly Report on Form
10-Q
for the quarterly period ended March 31, 2023 and June 30, 2023, respectively, the Company elected to pay additional interest on the notes at a rate per annum equal to (a) one quarter of one percent (0.25%) of the principal amount for the first ninety (90) days during which the event of default continues, and, thereafter, (b) one half of one percent (0.50%) of the principal amount for the ninety first (91st) through the one hundred and eightieth (180th) day during which the event of default continues, provided, however, that in no event will any such special interest accrue on any day at a combined rate per annum that exceeds one half of one percent (0.50%). Following such elections, the convertible notes will be subject to acceleration from, and including, the one hundred and eighty first (181st) calendar day on which such event of default has occurred and is continuing or if the Company fails to pay any accrued and unpaid special interest when due. Special interest will cease to accrue from, and including, the earlier of (x) the date such event of default is cured or waived and (y) such one hundred and eighty first (181st) calendar day. The Company has since cured all continuing reporting defaults by filing its delinquent Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 on November 16, 2023, and its delinquent Quarterly Reports on Form
10-Q
for the quarterly periods ended March 31, 2023 and June 30, 2023, respectively, on December 15, 2023.
The Mudrick Convertible Notes were accounted for at fair value with changes in fair value being recognized under
Convertible Promissory Note and Note Payable Fair Value Adjustment
within the income statement (See Note 3—Fair Value Measurements for a discussion of fair value accounting in connection with the Mudrick Convertible Notes).
The Company’s convertible notes payable balance was as follows (in thousands):

	March 31, 2024	December 31, 2023
iHeart Convertible Note	$99	$99
Mudrick Convertible Notes measured at fair value	66,390	40,370

Total Convertible Notes Payable	$66,489	$40,469

Notes Payable
Prêt Guaranty par l’État (“PGE”) Loan
In response to the
COVID-19
Pandemic, the French Government enacted a State Guarantee Scheme for new loans granted by financial institutions to aid French businesses from the period of March 16, 2020 through December 31, 2020. Loans cannot have a duration exceeding a period of six years from the date of the first disbursement. In November 2020, the Company entered into loan agreements with three French lenders for a total of 4.5 million euros of notes payable, of which, 3.0 million euros of the notes were interest free with the remaining 1.5 million euros having a 2.25% fixed interest rate and a recurring annual payment of 0.3 million euros beginning September 2021 through September 2025. The notes payable of 3.0 million euros matured during November 2021 and were to be paid in full.
During January 2021, the payment terms of the 1.5 million euros loan were amended to have a recurring quarterly payment of 75.0 thousand euros beginning September 2021 through June 2026. On July 13, 2021, the

Company entered into a discussion to amend the PGE loan terms to defer first payments on 3.0 million euros of the loan due November 2021 to November 2022. Prior to the amendment, all 3.0 million euros of the loan principal was due in November 2021. The amendment to the payment terms of the PGE loan was made through two agreements. Effective August 3, 2021, the first agreement deferred a first payment, where the principal of 0.6 million euros was to be paid in full, from November 2021 to be paid in monthly installments of 12.0 thousand euros beginning December 2022 through November 2026 and added a 0.7% fixed interest rate. Effective October 1, 2021, the second agreement deferred a first payment, where the principal of 2.4 million euros was to be paid in full, from November 2021 to be paid in monthly installments of 49.0 thousand euros beginning November 2022 through November 2026 and added a 1.44% fixed interest rate.
During December 2022, the Company recognized 51.0 thousand euros, an additional guaranteed commission loan expense to the French Government paid by the French lenders on the Company’s behalf, increasing the amount owed by the Company to the French lenders.
As of March 31, 2024, 1.5 million euros, or $1.6 million was classified within short-term debt and the total remaining outstanding principal was 3.1 million euros, or $3.4 million. For the three months ended March 31, 2024 and 2023, 8.9 thousand euros and 18.3 thousand euros, or $9.6 thousand and $19.8 thousand of interest expense was recognized, respectively.
Mudrick Bridge Note
On August 7, 2023 the Company entered into a promissory note (the “Note”) with Mudrick Capital Management for an aggregate principal amount of $3,000,000 to provide additional capital to the Company. The Note has a maturity date of September 7, 2023 (the “Maturity Date”) and bears an interest rate of 15.00% per annum compounded daily. The Note is unsecured, but the Company expects it to be exchanged for a similar, secured note as soon as is practicable, and such secured note may be exchanged for a new convertible promissory note or other security in connection with a larger, longer-term financing prior to the Maturity Date. If the principal and accrued interest under the Note is repaid in cash, a principal repayment premium of 100% applies.
On September 8, 2023, the Company entered into a Refinancing Transaction of the Note. In the Refinancing Transaction, among other things, (i) the Company repaid in full the principal and unpaid accrued interest under the Note; and (ii) the Company received new funding under the Mudrick Super Priority Note in an aggregate principal amount of $15,040,685.
Mudrick Super Priority Note
On September 8, 2023, the Company issued and sold to Mudrick Capital Management L.P. on behalf of certain funds, investors, entities or accounts that are managed, sponsored or advised by Mudrick Capital Management L.P. or its affiliates (the “Purchaser”), a super priority note in an aggregate amount of $15,040,685 (as amended and restated from time to time, the “Super Priority Note”). The Note accrued interest monthly beginning on October 15, 2023, at a rate of 15.00% per annum. Upon the occurrence, and during the continuation, of an Event of Default, an additional 2.00% will be added to the stated interest rate. The Super Priority Note was to mature on August 7, 2024, at which time the principal and accrued interest would become due, payable in cash, unless earlier redeemed or repurchased.
On December 11, 2023, the Company amended and restated the Super Priority Note to reflect an increased aggregate principal amount of $18,635,500, which was comprised of the original $15,040,685 principal amount under the Super Priority Note, $594,815 in accrued interest on the Super Priority Note as of December 11, 2023, and an additional principal amount of $3,000,000 to provide additional capital to the Company (the “A&R Super Priority Note”). The A&R Super Priority Note accrued interest monthly, at a rate of 15.00% per annum.

On January 12, 2024, the Company and Mudrick further amended and restated the Super Priority Note to reflect an increased aggregate principal amount of $20,880,922, which was comprised of the original $18,635,500 amount under the A&R Super Priority Note, $245,422 in accrued interest as of January 12, 2024, and an additional principal amount of $2,000,000 to provide additional capital to the Company (the “Second Amended and Restated Super Priority Note” or “Second A&R Super Note”).
On January 19, 2024, the Company and Mudrick further amended and restated the Super Priority Note to reflect an increased aggregate principal amount of $23,941,032, which was comprised of the original $20,880,922 amount under the Second A&R Super Priority Note, $60,110 in accrued interest as of January 19, 2024, and an additional principal amount of $3,000,000 to provide additional capital to the Company (the “Third Amended and Restated Super Priority Note” or “Third A&R Super Note”).
On February 7, 2024, the Company and Mudrick further amended and restated the Super Priority Note to reflect an increased aggregate principal amount of $40,303,393, which is comprised of the original $23,941,032 amount under the Third A&R Super Priority Note, $189,940 in accrued interest as of February 7, 2024, and an additional principal amount of $16,172,421 to provide additional capital to the Company (the “Fourth Amended and Restated Super Priority Note” or “Fourth A&R Super Note”).
The Fourth A&R Super Note accrues interest monthly beginning on February 7, 2024, at a rate of 15.00% per annum, which interest rate, upon the occurrence, and during the continuation, of an Event of Default (as defined therein), will be increased by 2.00%. The Fourth A&R Super Note will mature on August 7, 2026, at which time 108% of the principal and accrued interest will become due, payable in cash, unless earlier redeemed or repurchased. See Note 18—Subsequent Events for an additional amendment subsequent to March 31, 2024.
Event of default for Mudrick Super Priority Note
Effective as of February 26, 2024 (the “Appointment Date”), the Company’s Board of Directors (the “Board”) appointed Mr. Eduardo Iniguez as a Class II director (the “Appointment”) for a term expiring at the annual meeting of stockholders to be held in respect of the Company’s fiscal year ending December 31, 2023. As a result of the Appointment, the total number of members of the Board from the Appointment Date through April 28, 2024, was six (the “Board Size”), including two directors in each class. Pursuant to the Third A&R Super Note and the Fourth A&R Super Note, the Board Size may have constituted an Event of Default under the Super Priority Note (the “Event of Default”). In connection with the Event of Default, the Company has taken the following remedial actions: (i) the Company requested to amend relevant sections of the Super Priority Note so as to provide for a total of six members of the Board, including two directors in each class; (ii) the Company has requested a waiver (effective as of the Appointment Date) by Mudrick of the Event of Default under the Super Priority Note resulting from the Board Size; and (iii) the Company has requested a waiver (effective as of the Appointment Date) by the Holders of a majority in aggregate principal amount of the Mudrick Convertible Notes currently outstanding of the cross default under the Indenture triggered by the Event of Default under the Super Priority Note. Effective as of April 29, 2024, with the issuance of the Fifth A&R Note, the Super Priority Note has been amended and restated to cure the Event of Default resulting from the Board Size. See Note 18—Subsequent Events for additional information regarding the Fifth A&R Note. The Company continues to discuss the requested waivers with Mudrick.

The Company’s notes payable balances were as follows (in thousands):

	March 31, 2024	December 31, 2023
PGE Loan	3,382	3,458
Mudrick Super Priority Note (at fair value)	31,463	18,568

Total Notes Payable	34,845	22,026
Less: short-term portion of PGE Loan	(1,595)	(1,336)
Less: short-term portion of Mudrick Super Priority Note	—	(18,568)

Total Notes Payable, less current portion	$33,250	$2,122

The notes payable future principal payments as of March 31, 2024 are as follows (in thousands):

Year ended December 31,
2024	1,306
2025	1,150
2026	32,389
Thereafter	—

Total	$34,845

11. Notes Payable
Convertible Notes Payable
iHeart Media Note Payable
In April 2018, the Company entered into an advertising agreement with a media company whereby the media company will provide advertising services to the Company and the Company will pay for these services through a combination of convertible notes and cash. Interest is accrued monthly on the notes at a rate of 1.5% per annum and increases to 8.0% in the event of default until the maturity date of five years from issuance date of the notes. The notes are convertible in the event of the Company receiving proceeds of $50.0 million or more in a sale of equity securities (a Qualified Financing) subsequent to April 1, 2019, upon the consummation of a qualified public offering of securities, or if the Company elects to convert the notes into shares issued in the next round of financing that did not constitute a Qualified Financing.
In the event that there was a next round of financing that did not constitute a Qualified Financing, the notes will automatically convert into those shares at maturity. The number of shares to be issued in the event of conversion is determined based on the price per share of the respective event based on the fixed amount of the note. In the event there is no subsequent round of financing, the notes would become due and payable.
In April 2018, the Company issued two convertible notes for a total amount of $1.5 million under the agreement noted above. These notes were considered to be the Initial Promotion Commitment Tranche of the

Minimum Commitment Tranche of $3.5 million. At the same time, the Company made a cash payment of $0.6 million. The entire Minimum Commitment Tranche and cash payment was initially recorded as a prepaid balance for advertising services included within prepaid expenses and other current assets. As advertising services are provided by the media company, they are recorded against the prepaid balance. At the issuance of the convertible note, a debt discount of $49 thousand was recorded and will be amortized over the contractual life of the convertible note. During 2020 the debt discount was fully amortized and an expense of $33 thousand was recognized.
Within 18 months from the effective date, the Company is obligated to issue another $2.0 million in convertible notes and $0.5 million cash payment covering advertising services, the Additional Promotion Commitment Tranche. The Additional Promotion Commitment Tranche combined with the Initial Promotion Commitment Tranche comprise the total Minimum Commitment Tranche of $3.5 million. These notes will be issued with the same terms as the previously issued convertible notes. As there was a legal obligation to issue the convertible notes and cash payment related to the Additional Promotion Commitment Tranche, a convertible note payable and a corresponding prepaid balance for advertising services were recorded on issuance of the Initial Promotion Commitment Tranche.
Additionally, the Company is entitled to, but not obligated to, issue Notes totaling to $11.5 million in principal (Maximum Additional Promotion Commitment Amount) followed by an additional amount of at least 22.5% of that value in cash.
In June 2019, the Company issued another convertible note for a total amount of $1.5 million, in connection with the Minimum Commitment Tranche followed by an additional $0.5 million in cash. In July 2019, the Company issued an additional convertible note for a total amount of $0.4 million, in connection with the Minimum Commitment Tranche. As of December 31, 2022 and 2021, the Company had a remaining contractual debt balance of $0.1 million, related to the Minimum Commitment Tranche, which is a separate legal obligation from the convertible notes discussed above. As of December 31, 2023 the Company has used $3.3 million in advertising services.
In December 2019, in accordance with the original terms, convertible notes amounting to $1.1 million and the applicable $16 thousand of interest were converted into 36,098 shares of Company's Series D Preferred Stock.
In October 2020, in accordance with the original terms, convertible notes amounting to $2.0 million and the applicable $54 thousand of interest were converted into 169,156 shares of Company's Series E Preferred Stock.
In connection with the Business Combination on December 8, 2022, in accordance with the original terms, convertible notes amounting to $0.4 million and the applicable $12 thousand of interest were first converted into 32,329 shares of Legacy Getaround's Series E Preferred Stock, which in turn were exchanged for 32,329 shares of the Company's common stock. The notes had subordinate status to the Deutsche Bank Loan entered into during October 2021.
For the years ended December 31, 2023 and 2022, $6.0 thousand and $5.0 thousand of interest expense was recognized respectively.
Mudrick Convertible Notes
In connection with the Business Combination in December 2022, pursuant to the convertible note subscription agreement, dated May 11, 2022, as amended December 8, 2022, by and among InterPrivate II and

Mudrick Capital Management L.P. on behalf of certain funds, investors, entities or accounts that are managed, sponsored or advised by Mudrick Capital Management L.P. or its affiliates (“noteholders”), the Company issued $175 million of senior secured convertible notes (“Mudrick Convertible Notes”). The Convertible Notes accrue interest payable semi-annually
in arrears on December 15 and June 15 of each year, beginning on June 15, 2023, at a rate of 8.00% per annum (if paid in cash) or 9.50% per annum (if paid in-kind).
Upon the occurrence, and during the continuation, of an event of default, an additional 2.00% will be added to the stated interest rate. The Mudrick Convertible Notes will mature on December 8, 2027, unless earlier converted, redeemed or repurchased.
The Mudrick Convertible Notes are convertible at the option of the noteholders at any time until the close of business on the second scheduled trading day immediately before the maturity date. Conversions of the Mudrick Convertible Notes will be settled in shares of Class A common stock.
The indenture governing the Mudrick Convertible Notes includes restrictive covenants that, among other things, limit the ability of the Company to incur additional debt, make restricted payments and limit the ability of the Company to incur liens, in addition to a covenant to maintain a consolidated cash and cash equivalents balance in excess of $10.0 million. The indenture also contains customary events of default.
The initial conversion rate of the Mudrick Convertible Notes is 86.96 shares of Getaround common stock per $1,000 principal amount of Mudrick Convertible Notes, which is equivalent to an initial conversion price of approximately $11.50 per share. The initial conversion price is subject to a downward adjustment to 115% of the average daily volume-weighted average trading price (“VWAP”) of Getaround common stock for the 90 trading days after the closing date, subject to a minimum conversion price of $9.21 per share. The conversion price is subject to further adjustments including adjustments in connection with certain issuances or deemed issuances of Class A common stock at a price less than the then-effective conversion price, at any time prior to the close of business on the second scheduled trading day immediately before the maturity date of the Mudrick Convertible Notes.
The Mudrick Convertible Notes are redeemable at any time by the Company, in whole but not in part, for cash, at par plus accrued and unpaid interest to, but excluding, the redemption date, plus certain make-whole premiums.
In connection with the execution of the convertible note subscription agreement, the Company agreed to issue to the noteholders, within 100 trading days following the closing date, warrants in substantially the same form as previously issued public warrants, to purchase 2,800,000 shares of the Company's common stock at an exercise price of $11.50 (Convertible Notes Warrants). The warrants will be exercisable for shares of the Company's common stock having an aggregate value equal to $3.5 million, based upon a value of $1.25 per Convertible Notes Warrant. The value of the Convertible Notes Warrants will be adjusted upward or downward to reflect the VWAP reported by Bloomberg LP (subject to customary proportionate adjustments affecting the outstanding shares of the Company's common stock) of the equivalent Public Warrants during the 90 trading days following the closing date, subject to a maximum upward or downward adjustment of $0.75 per Convertible Notes Warrant. As a result of the adjustment, the minimum and maximum number of Convertible Notes Warrants that the Company is obligated to issue is 1,750,000 and 7,000,000, respectively. The Company had the right to pay cash in lieu of issuing the Convertible Notes Warrants, provided that such cash amount will be equal to $3.5 million. As the Company had not issued the Convertible Notes Warrants as of the 2022 Business Combination and December 31, 2022, the Company recorded a warrant commitment liability on the Company's consolidated balance sheets.

On May 4, 2023, the Company issued 7,000,000 warrants to holders of Mudrick Convertible Notes, according to the terms of the convertible note subscription agreement. The Convertible Notes Warrants are in substantially the same form as the Company's public warrants, and are aggregated with the public warrants.
Additionally, 266,156 shares of common stock were issued to Mudrick entities as Equitable Adjustment Shares pursuant to the convertible note subscription agreement. In exchange for the issuance of the Mudrick Convertible Notes, Equitable Adjustment Shares and commitment to issue warrants, the Company agreed to pay a backstop fee of $5.2 million through a reduction of proceeds. The net proceeds from the issuance of the Mudrick Convertible Notes, Equitable Adjustment Shares and warrant commitment liability were $169.8 million.
Upon the occurrence of a fundamental change (such as a person or group obtaining a controlling interest in the Company, sale of substantially all of the Company's asset, liquidation of the Company, or ceasing to be listed on The New York Stock Exchange, The NASDAQ Capital Market, The NASDAQ Global Market or The NASDAQ Global Select Market), subject to certain conditions and limited exceptions, holders may require the Company to repurchase for cash all or any portion of the Mudrick Convertible Notes in principal amounts of $1,000 or an integral multiple thereof, at a fundamental change repurchase price equal to the principal amount of the Mudrick Convertible Notes to be repurchased plus certain make-whole premiums, plus accrued and unpaid interest to, but excluding, the repurchase date.
On June 23, 2023, July 7, 2023, and October 11, 2023, the Company received written notices from U.S. Bank Trust Company, National Association, in its capacity as trustee under the indenture governing the Mudrick Convertible Notes, for its failure to comply with the covenant of timely filing the Company's Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 and its Quarterly Report on Form
10-Q
for the quarterly period ended March 31, 2023. As of December 31, 2023 all events of default have been remediated.
Event of default for Mudrick Convertible Note
On August 23, 2023, September 6, 2023, and December 6, 2023, in lieu of acceleration of the repayment obligation as a result of an event of default for not timely filing the Company's Annual Report on Form
10-K
for the fiscal year ended December 31, 2022, and its Quarterly Report on Form
10-Q
for the quarterly period ended March 31, 2023 and June 30, 2023, respectively, the Company elected to pay additional interest on the notes at a rate per annum equal to (a) one quarter of one percent (0.25%) of the principal amount for the first ninety (90) days during which the event of default continues, and, thereafter, (b) one half of one percent (0.50%) of the principal amount for the ninety first (91st) through the one hundred and eightieth (180th) day during which the event of default continues, provided, however, that in no event will any such special interest accrue on any day at a combined rate per annum that exceeds one half of one percent
(
0.50%). Following such elections, the convertible notes will be subject to acceleration from, and including, the one hundred and eighty first (181st) calendar day on which such event of default has occurred and is continuing or if the Company fails to pay any accrued and unpaid special interest when due. Special interest will cease to accrue from, and including, the earlier of (x) the date such event of default is cured or waived and (y) such one hundred and eighty first (181st) calendar day.
The Mudrick Convertible Notes were accounted for at fair value with changes in fair value being recognized under Convertible Promissory Note Fair Value Adjustment within the income statement (See Note 4 - Fair Value Measurements for a discussion of fair value accounting in connection with the Mudrick Convertible Notes).

The Company's convertible notes payable balance was as follows (in thousands):

	December 31, 2023	December 31, 2022
iHeart Convertible Note	$99	$99
Mudrick Convertible Notes measured at fair value	40,370	56,743

Total Convertible Notes Payable	$40,469	$56,842

Notes Payable
Prêt Guaranty par l'État (“PGE”) Loan
In response to the COVID-19 Pandemic, the French Government enacted a State Guarantee Scheme for new loans granted by financial institutions to aid French businesses from the period of March 16, 2020 through December 31, 2020. Loans cannot have a duration exceeding a period of six years from the date of the first disbursement. In November 2020, the Company entered into Loan agreements with three French lenders for a total of 4.5 million euros of notes payable. Of which, 3.0 million euros of the notes were interest free with the remaining 1.5 million euros having a 2.25% fixed interest rate and a recurring annual payment of 0.3 million euros beginning September 2021 through September 2025. The notes payable of 3.0 million euros matured during November 2021 and were to be paid in full.
During January 2021, the payment terms of the 1.5 million euros loan were amended to have a recurring quarterly payment of 75 thousand euros beginning September 2021 through June 2026. On July 13, 2021, the Company entered into a discussion to amend the PGE loan terms to defer first payments on 3.0 million euros of the loan due November 2021 to November 2022. Prior to the amendment, all 3.0 million euros of the loan principal was due in November 2021. The amendment to the payment terms of the PGE loan was made through two agreements. Effective August 3, 2021, the first agreement deferred a first payment, where the principal of 0.6 million euros was to be paid in full, from November 2021 to be paid in monthly installments of 12 thousand euros beginning December 2022 through November 2026 and added a 0.7% fixed interest rate. Effective October 1, 2021, the second agreement deferred a first payment, where the principal of 2.4 million euros was to be paid in full, from November 2021 to be paid in monthly installments of 49 thousand euros beginning November 2022 through November 2026 and added a 1.44% fixed interest rate.
During December 2022, the Company recognized 51 thousand euros, an additional guarantee commission loan expense to the French Government paid by the French lenders on the Company's behalf, increasing the amount owed by Getaround to the French lenders.
As of December 31, 2023, 1.2 million euros, or $1.3 million USD, were classified within short-term
debt and a total remaining outstanding principal of 3.1 million euros, or $3.5 million. For the years ended December 31, 2023 and 2022, respectively, 50 thousand euros and 120 thousand euros, or $55 thousand USD and $127 thousand USD of interest expense was recognized, respectively.
Mudrick Bridge Note
On August 7, 2023 the Company entered into a promissory note (the “Note”) with Mudrick Capital Management for an aggregate principal amount of $3 million to provide additional capital to the Company. The Note has a maturity date of September 7, 2023 (the “Maturity Date”) and bears an interest rate of 15% per annum compounded daily. The Note is unsecured, but the Company expects it to be exchanged for a similar, secured note as soon as is practicable, and such secured note may be exchanged for a new convertible promissory note or other security in connection with a larger, longer-term financing prior to the Maturity Date. If the principal and accrued interest under the Note is repaid in cash, a principal repayment premium of 100% applies.
On September 8, 2023, the Company entered into a Refinancing Transaction of the Note. In the Refinancing Transaction, among other things, (i) the Company repaid in full the principal and unpaid accrued interest under the Note; and (ii) the Company received new funding under the Mudrick Super Priority Note in an aggregate principal amount of $15,040,685.
Mudrick Super Priority Note
On September 8, 2023, the Company issued and sold to Mudrick Capital Management L.P. on behalf of certain funds, investors, entities or accounts that are managed, sponsored or advised by Mudrick Capital Management L.P. or its affiliates (the “Purchaser”), a super priority note in an aggregate amount of $15,040,685 (the “Note”). The Note accrues interest monthly beginning on October 15, 2023, at a rate of 15.00% per annum. Upon the occurrence, and during the continuation, of an Event of Default, an additional 2.00% will be added to the stated interest rate. The Note will mature on August 7, 2024, at which time the principal and accrued interest will become due, payable in cash, unless earlier redeemed or repurchased.
On December 11, 2023, the Company amended and restated the Note to reflect an increased aggregate principal amount of $18,635,500, which is comprised of the original $15,040,685 principal amount under the Note, $594,815 in accrued interest on the Note as of December 11, 2023, and an additional principal amount of $3,000,000 to provide additional capital to the Company, the Subject Interest. The Subject Interest accrues interest monthly, at a rate of 15.00% per annum.
The Company may prepay the Note at any time prior to the Maturity Date, and subject to the following exception, must prepay the balance of the Note with (a) 50% of the net proceeds received prior to, and 100% of the net proceeds received on or after, January 31, 2024 from issuances of the Company's capital stock (excluding intra-company issuances) or issuances of Company debt by the Company or any of its subsidiaries, and (b) 100% of the net proceeds of any sale, or similar disposition, of the Company or any of its subsidiaries. The mandatory prepayments set forth above do not apply to the first $10.0 million of net proceeds received by the Company in connection with a financing as described in clause (a) above. Please refer to Note 20 — Subsequent Events for details relating to further amendments to the Note.
The Company's notes payable balances were as follows (in thousands):

	December 31, 2023	December 31, 2022
PGE Loan	$3,458	$4,409
Mudrick Super Priority Note (at fair value)	18,568	—

Total Notes Payable	22,026	4,409
Less: short-term portion of PGE Loan	(1,336)	(1,211)
Less: short-term portion of Mudrick Super Priority Note	(18,568)	—

Total Notes Payable, less current portion	$2,122	$3,198

The notes payable future principal payments as of December 31, 2023 are as follows (in thousands):

Year ended December 31,
2024	19,904
2025	1,177
2026	945
Thereafter	—

Total	$22,026